RELATED PARTY ITEMS (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Interest expense		$ 1,798	$ 699	$ 12,779	$ 1,306
Interest expense		65,715		$ 60,669	34,872
Unsecured interest rate				5.00%
Due to related party		416,953		$ 376,317	$ 142,477
Shares issued for compensation				16,667	266,667
Share based compensation			37,500	$ 37,500	$ 240,000
Accrued liabilities		$ 790,668		$ 714,986	$ 335,377
Shares of common stock		88,579,434		88,579,434	88,512,767
Management fees		$ 7,210	93,809	$ 435,717	$ 278,154
Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued for compensation				16,667	266,667
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings		15,430	12,012	$ 157,828
Repayment to related parties		17,431	47,150	148,552
Interest expense		6,876	$ 7,224	28,750
Notes payable related parties		932,853		934,854	$ 925,578
Interest expense		$ 98,282		$ 91,406	62,657
Unsecured interest rate		3.00%		3.00%
Due to related party		$ 3,275		$ 3,275	$ 3,275
Shares issued for compensation			25,000	25,000
Share based compensation			$ 37,500	$ 37,500
Accrued fees				120,000
Management fees				$ 0
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Share based compensation	$ 240,000
Shares of common stock					160,000
Shares issued price per share					$ 1.50
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued liabilities					$ 33,000
Management fees					$ 9,000
Related Party [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares issued for compensation					160,000